Subsequent Events - Additional Information (Details) - Subsequent Event	Feb. 18, 2019 shares
Common Shares
Subsequent Event [Line Items]
Preferred share purchase right exchanged	0.655
Series B Preferred Shares
Subsequent Event [Line Items]
Preferred share purchase right exchanged	0.345